Derivative financial liability - current (Details 2) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning
Lapsed
Exercised
Granted	6,000,126
Number of shares outstanding at end	6,000,126
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	838	838	876
Lapsed
Exercised			(38)
Granted
Number of shares outstanding at end	838	838	838
Warrant Three [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	392	392	392
Lapsed
Exercised
Granted
Number of shares outstanding at end	392	392	392
DARA Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning		204	231
Lapsed		(204)	(27)
Exercised
Granted
Number of shares outstanding at end			204
DARA Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	138	138	138
Lapsed	(10)
Exercised
Granted
Number of shares outstanding at end	128	138	138